Pacer Trendpilot® US Large Cap ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 9.9%
Alphabet, Inc. - Class A	296,334	$ 105,533,427
Alphabet, Inc. - Class C	238,970	85,228,650
AppLovin Corp. - Class A (a)	13,593	5,381,469
AT&T, Inc.	351,103	8,163,145
Charter Communications, Inc. - Class A (a)	4,375	634,287
Comcast Corp. - Class A	181,329	4,344,643
EchoStar Corp. - Class A (a)(b)	6,803	572,064
Electronic Arts, Inc.	11,379	2,387,997
Fox Corp. - Class A (b)	10,144	590,685
Fox Corp. - Class B	7,164	372,098
Live Nation Entertainment, Inc. (a)	7,980	1,389,557
Meta Platforms, Inc. - Class A	110,927	61,754,170
Netflix, Inc. (a)	212,756	15,256,733
News Corp. - Class A	18,727	516,116
News Corp. - Class B (b)	6,191	193,593
Omnicom Group, Inc.	14,423	1,135,090
Paramount Skydance Corp. (b)	15,706	125,020
Take-Two Interactive Software, Inc. (a)	8,818	2,142,069
TKO Group Holdings, Inc.	3,357	610,336
T-Mobile US, Inc.	23,517	4,061,621
Trade Desk, Inc. - Class A (a)	22,272	401,787
Verizon Communications, Inc.	211,018	9,877,753
Walt Disney Co.	87,783	8,443,847
Warner Bros Discovery, Inc. (a)	125,272	3,294,654
		322,410,811

Consumer Discretionary - 9.4%
Airbnb, Inc. - Class A (a)	21,402	3,242,831
Amazon.com, Inc. (a)	494,881	134,399,782
Aptiv PLC (a)(b)	10,769	608,125
AutoZone, Inc. (a)	840	2,533,650
Best Buy Co., Inc.	9,867	851,127
Booking Holdings, Inc.	39,162	7,554,350
Carnival Corp. Ltd.	58,149	1,617,124
Carvana Co. (a)	35,727	2,227,936
Chipotle Mexican Grill, Inc. (a)	65,835	2,450,379
Darden Restaurants, Inc.	5,817	1,184,225
Deckers Outdoor Corp. (a)	7,185	696,083
Domino's Pizza, Inc.	1,581	549,303
DoorDash, Inc. - Class A (a)	18,916	3,710,563
DR Horton, Inc.	13,621	1,948,620
eBay, Inc.	22,850	2,605,129
Expedia Group, Inc.	5,918	1,744,271
Ford Motor Co.	198,049	2,907,359
Garmin Ltd.	8,273	2,430,442
General Motors Co.	45,704	4,061,257
Genuine Parts Co.	7,037	875,192
Hasbro, Inc.	6,737	632,874
Hilton Worldwide Holdings, Inc.	11,591	3,714,800
Home Depot, Inc.	50,491	16,760,992
Las Vegas Sands Corp.	15,297	747,870
Lennar Corp. - Class A	10,922	899,427
Lowe's Cos., Inc.	28,462	5,914,688

Lululemon Athletica, Inc. (a)	5,419	644,157
Marriott International, Inc. - Class A	11,137	4,152,208
McDonald's Corp.	36,126	9,777,141
MGM Resorts International (a)	9,714	432,953
NIKE, Inc. - Class B	60,234	2,512,360
Norwegian Cruise Line Holdings Ltd. (a)(b)	23,020	426,561
NVR, Inc. (a)	146	897,469
O'Reilly Automotive, Inc. (a)	42,537	3,800,681
PulteGroup, Inc.	9,732	1,230,806
Ralph Lauren Corp.	1,969	748,889
Ross Stores, Inc.	16,364	4,108,509
Royal Caribbean Cruises Ltd.	12,720	4,048,776
Starbucks Corp.	57,581	6,060,400
Tapestry, Inc.	10,232	1,559,050
Tesla Motors, Inc. (a)	142,224	44,261,531
TJX Cos., Inc.	56,328	8,862,648
Tractor Supply Co.	26,729	822,451
Ulta Beauty, Inc. (a)	2,239	1,148,226
Williams-Sonoma, Inc.	6,043	1,381,792
Wynn Resorts Ltd.	4,289	425,941
Yum! Brands, Inc.	14,048	2,153,277
		306,324,225

Consumer Staples - 4.7%
Altria Group, Inc.	84,849	5,797,732
Archer-Daniels-Midland Co.	24,306	1,926,737
Brown-Forman Corp. - Class B	8,650	248,515
Bunge Global SA	6,843	726,932
Casey's General Stores, Inc.	1,887	1,643,577
Church & Dwight Co., Inc.	11,984	1,184,139
Clorox Co. (b)	6,116	584,261
Coca-Cola Co.	196,355	17,198,734
Colgate-Palmolive Co.	40,738	3,719,379
Constellation Brands, Inc. - Class A	7,103	925,024
Costco Wholesale Corp.	22,418	21,339,470
Dollar General Corp.	11,152	1,416,862
Dollar Tree, Inc. (a)	9,354	1,189,922
Estee Lauder Cos., Inc. - Class A	12,490	1,047,911
General Mills, Inc.	26,958	963,749
Hershey Co.	7,506	1,313,925
Hormel Foods Corp.	14,737	368,572
J M Smucker Co.	5,418	646,151
Kenvue, Inc.	96,841	1,863,221
Keurig Dr Pepper, Inc.	68,657	2,136,606
Kimberly-Clark Corp.	16,786	1,834,878
Kroger Co.	29,423	1,698,884
McCormick & Co., Inc.	12,829	652,996
Molson Coors Beverage Co. - Class B	8,577	356,460
Mondelez International, Inc. - Class A	64,802	4,037,813
Monster Beverage Corp. (a)	36,046	3,474,114
PepsiCo, Inc.	69,340	9,677,090
Philip Morris International, Inc.	78,965	15,068,101
Procter & Gamble Co.	117,872	17,031,325
Sysco Corp.	24,221	2,064,598
Target Corp.	22,893	3,307,810
The Kraft Heinz Co.	43,086	1,113,773
Tyson Foods, Inc. - Class A	14,269	827,031
Walmart, Inc.	221,562	24,637,694
		152,023,986

Energy - 3.4%
APA Corp.	17,920	668,774
Baker Hughes Co.	49,955	3,021,778
Chevron Corp.	94,603	18,620,708
ConocoPhillips	62,152	7,488,073
Devon Energy Corp.	58,189	2,626,070
Diamondback Energy, Inc.	9,830	1,994,998
EOG Resources, Inc.	26,947	4,006,749
EQT Corp.	31,541	1,680,820
Expand Energy Corp.	12,055	1,133,532
ExxonMobil Holdings Corp.	209,276	32,529,861
Halliburton Co.	42,350	1,365,787
Kinder Morgan, Inc.	98,947	3,184,114
Marathon Petroleum Corp.	14,915	4,720,150
Occidental Petroleum Corp.	36,355	2,074,780
ONEOK, Inc.	31,802	2,887,940
Phillips 66	20,364	4,310,652
SLB Ltd.	75,579	3,747,963
Targa Resources Corp.	10,862	2,936,759
Texas Pacific Land Corp.	2,939	1,183,183
Valero Energy Corp.	15,003	4,694,439
Williams Cos., Inc.	61,714	4,415,020
		109,292,150

Financials - 12.5%
Aflac, Inc.	23,078	2,941,983
Allstate Corp.	13,155	3,473,972
American Express Co.	26,892	9,042,435
American International Group, Inc.	27,120	2,131,090
Ameriprise Financial, Inc.	4,615	2,519,052
Aon PLC - Class A	10,857	3,914,491
Apollo Global Management, Inc.	23,493	2,950,486
Arch Capital Group Ltd. (a)	18,067	1,816,275
Ares Management Corp. - Class A (b)	10,420	1,334,698
Arthur J Gallagher & Co.	13,002	3,242,959
Assurant, Inc.	2,534	707,467
Bank of America Corp.	329,820	20,432,349
Bank of New York Mellon Corp.	34,773	5,436,063
Berkshire Hathaway, Inc. - Class B (a)	92,650	47,394,181
Blackrock, Inc.	7,335	7,998,011
Blackstone, Inc.	37,852	4,835,593
Block, Inc. (a)	27,697	2,250,104
Brown & Brown, Inc.	14,800	1,041,920
Capital One Financial Corp.	31,713	6,628,334
Cboe Global Markets, Inc.	5,312	1,647,942
Charles Schwab Corp.	82,599	8,692,719
Chubb Ltd.	18,262	6,404,118
Cincinnati Financial Corp.	7,878	1,399,763
Citigroup, Inc.	86,188	11,415,601
Citizens Financial Group, Inc.	21,481	1,539,114
CME Group, Inc.	18,299	4,900,289
Coinbase Global, Inc. - Class A (a)	11,269	1,648,204
Corpay, Inc. (a)	3,315	1,266,695
Erie Indemnity Co. - Class A (b)	1,285	311,021
Everest Group Ltd.	2,075	776,361
FactSet Research Systems, Inc.	1,896	499,027
Fidelity National Information Services, Inc.	26,179	1,172,034
Fifth Third Bancorp	45,496	2,570,524

Fiserv, Inc. (a)	27,185	1,466,359
Franklin Resources, Inc.	15,552	526,591
Global Payments, Inc.	12,049	1,013,080
Globe Life, Inc.	4,042	736,654
Goldman Sachs Group, Inc.	14,899	15,172,844
Hartford Insurance Group, Inc.	14,112	2,002,634
Huntington Bancshares, Inc.	102,595	1,748,219
Interactive Brokers Group, Inc. - Class A	22,508	1,980,479
Intercontinental Exchange, Inc.	28,787	4,389,442
Invesco Ltd.	22,431	663,958
Jack Henry & Associates, Inc.	3,648	561,938
JPMorgan Chase & Co.	135,398	47,631,662
KeyCorp.	47,361	1,069,885
KKR & Co., Inc.	34,690	3,518,607
Loews Corp.	8,558	992,814
M&T Bank Corp.	7,420	1,827,472
Marsh & McLennan Cos., Inc.	24,484	4,644,370
Mastercard, Inc. - Class A	40,794	23,379,041
MetLife, Inc.	27,836	2,675,875
Moody's Corp.	7,605	3,638,080
Morgan Stanley	60,570	12,745,139
MSCI, Inc.	3,714	2,125,299
Nasdaq, Inc.	22,700	2,138,113
Northern Trust Corp.	9,422	1,716,594
PayPal Holdings, Inc.	44,583	2,550,593
PNC Financial Services Group, Inc.	20,411	5,100,097
Principal Financial Group, Inc.	10,028	1,140,184
Progressive Corp.	29,743	6,288,265
Prudential Financial, Inc.	17,600	2,148,608
Raymond James Financial, Inc.	8,895	1,565,342
Regions Financial Corp.	43,864	1,357,591
Robinhood Markets, Inc. - Class A (a)	39,954	3,458,418
S&P Global, Inc.	15,329	6,314,475
State Street Corp.	14,117	2,599,787
Synchrony Financial	17,588	1,332,994
T Rowe Price Group, Inc.	11,070	1,237,072
Travelers Cos., Inc.	10,945	4,097,370
Truist Financial Corp.	63,796	3,307,185
US Bancorp	78,558	4,949,940
Visa, Inc. - Class A	83,925	30,727,460
W R Berkley Corp.	15,066	1,092,888
Wells Fargo & Co.	154,590	13,364,305
Willis Towers Watson PLC	4,809	1,615,439
		406,948,037

Health Care - 9.1%
Abbott Laboratories	88,213	9,324,114
AbbVie, Inc.	89,437	22,443,321
Agilent Technologies, Inc.	14,310	1,980,075
Align Technology, Inc. (a)	3,369	569,900
Amgen, Inc.	27,322	10,523,342
Baxter International, Inc. (b)	26,007	680,343
Becton Dickinson & Co.	13,943	2,309,240
Biogen, Inc. (a)	7,437	1,509,339
Bio-Techne Corp.	7,900	569,511
Boston Scientific Corp. (a)	74,973	3,503,488
Bristol-Myers Squibb Co.	102,939	6,722,946
Cardinal Health, Inc.	11,906	2,738,737
Cencora, Inc.	9,847	3,065,765

Centene Corp. (a)	23,608	1,468,890
Charles River Laboratories International, Inc. (a)	2,490	578,950
Cigna Group	13,341	3,722,806
Cooper Cos., Inc. (a)	9,927	717,921
CVS Health Corp.	64,298	6,714,640
Danaher Corp.	31,924	6,224,541
DaVita, Inc. (a)	1,705	409,353
DexCom, Inc. (a)	19,461	1,624,020
Edwards Lifesciences Corp. (a)	29,330	2,524,433
Elevance Health, Inc.	10,998	4,133,488
Eli Lilly & Co.	39,963	45,911,093
GE HealthCare Technologies, Inc.	23,043	1,567,385
Gilead Sciences, Inc.	62,928	8,193,855
HCA Healthcare, Inc.	7,912	3,185,292
Henry Schein, Inc. (a)	5,066	434,409
Humana, Inc.	6,107	2,222,093
IDEXX Laboratories, Inc. (a)	4,049	2,263,674
Incyte Corp. (a)	8,465	1,011,737
Insulet Corp. (a)	3,558	588,315
Intuitive Surgical, Inc. (a)	18,013	6,364,533
IQVIA Holdings, Inc. (a)	8,585	2,017,647
Johnson & Johnson	121,630	31,179,850
Labcorp Holdings, Inc.	4,213	1,302,660
McKesson Corp.	6,079	5,204,779
Medtronic PLC	64,807	5,533,870
Merck & Co., Inc.	124,758	16,243,492
Mettler-Toledo International, Inc. (a)	1,049	1,485,699
Moderna, Inc. (a)(b)	17,593	964,448
Pfizer, Inc.	288,372	7,212,184
Quest Diagnostics, Inc.	5,589	1,302,293
Regeneron Pharmaceuticals, Inc.	5,106	3,893,989
ResMed, Inc.	7,377	1,556,399
Revvity, Inc.	5,728	644,515
Solventum Corp. (a)	7,465	637,810
STERIS PLC	4,961	1,133,092
Stryker Corp.	17,421	5,674,020
Thermo Fisher Scientific, Inc.	18,792	10,792,246
UnitedHealth Group, Inc.	45,941	19,037,950
Universal Health Services, Inc. - Class B	2,806	472,643
Veeva Systems, Inc. - Class A (a)	6,886	1,403,229
Vertex Pharmaceuticals, Inc. (a)	12,851	6,131,212
Viatris, Inc.	58,201	1,022,010
Waters Corp. (a)	4,961	1,871,835
West Pharmaceutical Services, Inc.	3,642	1,241,776
Zimmer Biomet Holdings, Inc.	10,038	942,869
Zoetis, Inc.	21,333	1,648,828
		296,352,894

Industrials - 8.7%
3M Co.	26,642	4,696,452
A O Smith Corp. (b)	5,682	341,659
Allegion PLC	4,373	688,310
AMETEK, Inc.	11,646	2,814,955
Automatic Data Processing, Inc.	20,346	5,421,395
Axon Enterprise, Inc. (a)	4,003	2,112,623
Boeing Co. (a)	39,848	8,612,747
Broadridge Financial Solutions, Inc.	5,901	908,459
Builders FirstSource, Inc. (a)	5,596	371,798
Carrier Global Corp.	39,717	2,454,908

Caterpillar, Inc. (b)	23,277	18,966,332
CH Robinson Worldwide, Inc.	6,003	886,823
Cintas Corp.	17,187	3,516,976
Comfort Systems USA, Inc.	1,794	3,103,064
Copart, Inc. (a)	45,006	1,310,575
CSX Corp.	93,995	4,737,348
Cummins, Inc.	6,981	4,427,350
Deere & Co. (b)	12,799	7,585,583
Delta Air Lines, Inc.	32,833	2,870,918
Dover Corp.	6,810	1,393,462
DuPont de Nemours, Inc.	6,897	944,935
Eaton Corp. PLC	19,718	8,186,914
EMCOR Group, Inc.	2,258	1,800,597
Emerson Electric Co.	28,410	4,256,386
Equifax, Inc.	6,091	1,051,428
Expeditors International of Washington, Inc.	6,767	1,136,112
Fastenal Co.	58,045	2,769,327
FedEx Corp.	10,947	3,365,108
Fedex Freight Holding Co., Inc. (a)	5,483	770,526
Fortive Corp.	15,838	937,768
GE Vernova, Inc.	13,574	13,442,196
Generac Holdings, Inc. (a)	2,980	587,388
General Dynamics Corp.	12,835	4,921,196
General Electric Co.	52,714	18,980,730
Honeywell Aerospace, Inc. (a)	16,112	3,330,995
Honeywell International, Inc.	16,112	3,916,022
Howmet Aerospace, Inc.	20,259	5,718,305
Hubbell, Inc.	2,699	1,275,412
Huntington Ingalls Industries, Inc.	2,005	654,532
IDEX Corp.	3,792	873,866
Illinois Tool Works, Inc.	13,278	3,810,122
Ingersoll Rand, Inc.	17,984	1,499,506
Jacobs Solutions, Inc.	5,940	801,484
JB Hunt Trasport Services, Inc.	3,788	1,029,389
Johnson Controls International PLC	30,944	4,538,247
L3Harris Technologies, Inc.	9,444	2,616,555
Leidos Holdings, Inc.	6,480	749,088
Lennox International, Inc.	1,624	675,389
Lockheed Martin Corp.	10,274	5,987,071
Masco Corp.	10,294	735,815
Nordson Corp.	2,682	798,646
Norfolk Southern Corp.	11,351	3,808,033
Northrop Grumman Corp.	6,740	3,656,315
Old Dominion Freight Line, Inc.	9,308	1,974,599
Otis Worldwide Corp.	19,657	1,414,321
PACCAR, Inc.	26,566	3,524,777
Parker-Hannifin Corp.	6,425	6,274,205
Paychex, Inc.	16,344	1,909,633
Pentair PLC	8,278	541,712
Quanta Services, Inc.	7,552	5,039,903
Republic Services, Inc.	10,168	2,140,872
Rockwell Automation, Inc.	5,680	2,726,854
Rollins, Inc.	14,829	563,057
RTX Corp.	68,101	14,656,697
Snap-On, Inc.	2,635	1,081,430
Southwest Airlines Co.	24,829	1,116,560
Stanley Black & Decker, Inc.	7,834	740,940
Textron, Inc.	8,821	752,078
Trane Technologies PLC	11,190	5,090,891
TransDigm Group, Inc.	2,870	3,600,071

Uber Technologies, Inc. (a)	102,901	7,240,114
Union Pacific Corp.	30,123	8,799,832
United Airlines Holdings, Inc. (a)	16,363	1,985,323
United Parcel Service, Inc. - Class B	37,355	3,893,138
United Rentals, Inc.	3,209	3,463,345
Veralto Corp.	12,550	1,181,834
Verisk Analytics, Inc.	6,628	1,291,466
Vertiv Holdings Co. - Class A	19,337	4,671,239
W.W. Grainger, Inc.	2,239	3,094,791
Waste Management, Inc.	18,770	4,252,344
Westinghouse Air Brake Technologies Corp.	8,631	2,510,413
Xylem, Inc.	12,309	1,439,784
		283,819,363

Information Technology - 36.5% (c)
Accenture PLC - Class A	31,234	5,182,345
Adobe, Inc. (a)	20,451	5,121,135
Advanced Micro Devices, Inc. (a)	82,404	39,236,665
Akamai Technologies, Inc. (a)	7,277	838,165
Amphenol Corp. - Class A	62,363	10,021,734
Analog Devices, Inc. (b)	24,786	9,106,624
Apple, Inc.	742,737	229,438,887
Applied Materials, Inc.	40,126	20,370,766
Arista Networks, Inc. (a)	52,395	9,449,438
Autodesk, Inc. (a)	10,728	2,512,498
Broadcom, Inc.	239,172	93,104,876
Cadence Design System, Inc. (a)	13,758	4,677,995
CDW Corp.	6,605	976,285
Ciena Corp. (a)	7,125	2,686,481
Cisco Systems, Inc.	199,604	23,152,068
Cognizant Technology Solutions Corp. - Class A	24,183	1,338,529
Coherent Corp. (a)	9,484	2,493,249
Corning, Inc.	39,607	5,475,668
Crowdstrike Holdings, Inc. - Class A (a)	51,187	9,769,551
Datadog, Inc. - Class A (a)	16,607	4,450,178
Dell Technologies, Inc. - Class C	14,611	5,922,861
F5, Inc. (a)	2,871	1,155,778
Fair Isaac Corp. (a)	1,199	1,346,441
First Solar, Inc. (a)	5,445	1,149,058
Flex Ltd. (a)	18,585	2,114,044
Fortinet, Inc. (a)	31,523	5,105,150
Gartner, Inc. (a)	3,561	537,782
Gen Digital, Inc.	27,875	765,169
GoDaddy, Inc. - Class A (a)	6,828	564,949
Hewlett Packard Enterprise Co.	67,148	3,216,389
HP, Inc.	46,396	1,265,219
Intel Corp. (a)	238,148	21,480,950
International Business Machines Corp.	47,417	10,604,812
Intuit, Inc.	14,133	4,467,017
Jabil, Inc.	5,358	1,688,038
Keysight Technologies, Inc. (a)	8,688	2,772,167
KLA Corp.	66,048	12,074,895
Lam Research Corp.	63,351	18,563,110
Lumentum Holdings, Inc. (a)	3,607	2,575,181
Marvell Technology, Inc.	44,141	8,279,086
Microchip Technology, Inc.	27,356	2,032,277
Micron Technology, Inc.	56,984	46,899,541
Microsoft Corp.	375,368	174,441,017
Monolithic Power Systems, Inc.	2,466	3,516,590

Motorola Solutions, Inc.	8,383	3,652,892
NetApp, Inc.	10,034	1,791,069
NVIDIA Corp.	1,224,435	245,805,326
NXP Semiconductors NV	12,723	2,915,603
ON Semiconductor Corp. (a)	19,932	1,626,650
Oracle Corp.	86,026	11,172,197
Palantir Technologies, Inc. - Class A (a)	115,867	14,258,593
Palo Alto Networks, Inc. (a)	41,002	13,605,694
PTC, Inc. (a)	6,023	826,356
Qnity Electronics, Inc.	10,595	1,389,852
QUALCOMM, Inc.	53,321	7,870,713
Roper Technologies, Inc.	5,109	2,002,575
salesforce.com, Inc.	41,373	7,613,459
Sandisk Corp. (a)	7,508	9,120,944
Seagate Technology Holdings PLC	11,332	9,701,665
ServiceNow, Inc. (a)	52,138	5,799,310
Skyworks Solutions, Inc. (b)	7,616	474,324
Super Micro Computer, Inc. (a)(b)	25,444	722,609
Synopsys, Inc. (a)	9,689	3,766,696
TE Connectivity PLC	14,828	3,049,971
Teledyne Technologies, Inc. (a)	2,368	1,552,390
Teradyne, Inc.	7,914	2,909,899
Texas Instruments, Inc.	46,031	12,692,588
Trimble, Inc. (a)	12,048	681,676
Tyler Technologies, Inc. (a)	2,203	682,049
VeriSign, Inc.	4,193	1,216,054
Western Digital Corp.	17,143	9,340,192
Workday, Inc. - Class A (a)	10,776	1,727,824
Zebra Technologies Corp. - Class A (a)	2,490	731,612
		1,190,641,440

Materials - 1.8%
Air Products & Chemicals, Inc.	11,248	3,316,923
Albemarle Corp.	5,961	701,252
Amcor PLC	23,376	1,049,115
Avery Dennison Corp.	3,919	665,172
Ball Corp.	13,542	878,876
CF Industries Holdings, Inc.	7,877	986,122
Corteva, Inc.	33,990	2,675,353
CRH PLC (b)	33,878	3,218,749
Dow, Inc.	36,269	1,098,588
Ecolab, Inc.	12,896	3,580,316
Freeport-McMoRan, Inc.	72,656	4,550,445
International Flavors & Fragrances, Inc. (b)	12,958	1,026,533
International Paper Co.	26,709	1,090,528
Linde PLC	23,375	11,182,132
LyondellBasell Industries NV - Class A	13,027	808,716
Martin Marietta Materials, Inc.	3,065	1,609,554
Mosaic Co.	16,048	354,982
Newmont Goldcorp Corp.	53,891	5,050,126
Nucor Corp.	11,569	2,976,588
Packaging Corp. of America	4,512	1,109,230
PPG Industries, Inc.	11,336	1,252,855
Sherwin-Williams Co.	11,655	3,972,607
Smurfit Westrock PLC	26,414	1,214,252
Steel Dynamics, Inc.	6,936	1,742,739
Vulcan Materials Co.	6,708	1,801,567
		57,913,320

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	14,679	2,155,024
CoStar Group, Inc. (a)	21,419	616,010
		2,771,034

Utilities - 2.1%
AES Corp.	35,986	528,274
Alliant Energy Corp. (b)	13,005	920,494
Ameren Corp.	13,983	1,532,677
American Electric Power Co., Inc.	27,338	3,495,163
American Water Works Co., Inc.	9,885	1,326,270
Atmos Energy Corp.	8,367	1,445,650
CenterPoint Energy, Inc. (b)	33,003	1,387,446
CMS Energy Corp.	15,509	1,116,493
Consolidated Edison, Inc.	18,242	1,985,642
Constellation Energy Corp.	15,749	4,138,050
Dominion Energy, Inc.	43,170	2,986,069
DTE Energy Co.	10,506	1,490,486
Duke Energy Corp.	39,296	4,928,897
Edison International	19,448	1,426,900
Entergy Corp.	22,870	2,461,269
Evergy, Inc.	11,646	966,734
Eversource Energy	18,984	1,359,065
Exelon Corp.	51,696	2,368,711
FirstEnergy Corp.	26,285	1,269,828
NextEra Energy, Inc.	105,632	9,181,533
NiSource, Inc.	24,200	1,075,206
NRG Energy, Inc.	10,749	1,443,483
PG&E Corp.	111,078	1,930,536
Pinnacle West Capital Corp. (b)	6,062	612,201
PPL Corp.	37,386	1,316,361
Public Service Enterprise Group, Inc.	25,234	1,934,943
Sempra	32,998	2,921,973
Southern Co.	55,664	5,262,475
Vistra Corp.	16,098	2,385,563
WEC Energy Group, Inc.	16,469	1,802,038
Xcel Energy, Inc. (b)	29,913	2,339,197
		69,339,627
TOTAL COMMON STOCKS (Cost $2,735,965,055)		3,197,836,887

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Real Estate - 1.8%
Alexandria Real Estate Equities, Inc.	7,877	405,272
American Tower Corp.	23,655	4,100,831
AvalonBay Communities, Inc.	7,165	1,329,896
BXP, Inc.	7,466	523,516
Camden Property Trust	5,248	581,531
Crown Castle, Inc.	22,019	1,680,050
Digital Realty Trust, Inc.	16,330	3,078,531
Equinix, Inc.	4,998	5,094,361
Equity Residential	17,384	1,155,167
Essex Property Trust, Inc.	3,279	931,695
Extra Space Storage, Inc.	10,745	1,590,690
Federal Realty Investment Trust	3,982	494,126
Healthpeak Properties, Inc.	35,130	766,888
Host Hotels & Resorts, Inc.	32,340	812,704
Invitation Homes, Inc.	28,514	847,436
Iron Mountain, Inc.	14,958	1,829,662
Kimco Realty Corp.	34,075	868,231

Mid-America Apartment Communities, Inc.	5,915		782,791
Prologis, Inc.	47,147		6,817,928
Public Storage	7,981		2,587,201
Realty Income Corp.	46,499		2,969,891
Regency Centers Corp.	8,324		668,334
SBA Communications Corp.	5,404		978,016
Simon Property Group, Inc.	16,453		3,773,825
UDR, Inc.	15,213		580,528
Ventas, Inc.	24,012		2,245,362
VICI Properties, Inc.	54,016		1,423,321
Welltower, Inc.	35,407		8,300,817
Weyerhaeuser Co.	36,421		911,618
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $53,385,125)			58,130,219

RIGHTS - 0.0% (d)	Shares		Value
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(e)	43,781		0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	46,545,451		46,545,451
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $46,545,451)			46,545,451

TOTAL INVESTMENTS - 101.4% (Cost $2,835,895,631)			3,302,512,557
Liabilities in Excess of Other Assets - (1.4)%		(0.01384)	(45,077,428)
TOTAL NET ASSETS - 100.0%			$ 3,257,435,129

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $45,599,091.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Trendpilot® US Large Cap ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,197,836,887	$ –	$ –	$ 3,197,836,887
Real Estate Investment Trusts	58,130,219	–	–	58,130,219
Rights	–	–	0	0
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	46,545,451
Total Investments	$ 3,255,967,106	$ –	$ 0	$ 3,302,512,557

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2026	$ 0
Ending balance as of July 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 0
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Rights	$ 0	Intrinsic Value	Corporate Action	$ –
$ 0